                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

                  Investment Company Act file number: 811-09819

                 ----------------------------------------------

                   STATE STREET INSTITUTIONAL INVESTMENT TRUST

--------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)

                                  P.O. BOX 5049
                                BOSTON, MA. 02206

--------------------------------------------------------------------------------
               (Address of principal executive offices)(Zip code)

   (Name and Address of Agent for Service)                      Copy to:
Julie A. Tedesco, Vice President and Counsel            Timothy W. Diggins, Esq.
     State Street Bank and Trust Company                    Ropes & Gray LLP
        One Federal Street, 9th Floor                   One International Place
              Boston, MA 02110                           Boston, MA 02110-2624

Registrant's telephone number, including area code: (617) -662-3968

Date of fiscal year end:  December 31

Date of reporting period:  September 30, 2004

ITEM 1. SCHEDULE OF INVESTMENTS.

STATE STREET EQUITY 500 INDEX PORTFOLIO
PORTFOLIO OF INVESTMENTS
SEPTEMBER 30, 2004 (UNAUDITED)

                                                                   MARKET
                                                                   VALUE
                                                    SHARES         (000)
                                                    ------         -----
COMMON STOCKS - 97.5%
CONSUMER DISCRETIONARY - 10.9%
AutoNation, Inc. (a) (f)                              63,600     $    1,086
AutoZone, Inc. (a)                                    20,687          1,598
Bed Bath & Beyond, Inc. (a)                           73,414          2,724
Best Buy Co., Inc.                                    79,721          4,324
Big Lots, Inc. (a)                                    29,538            361
Black & Decker Corp.                                  19,433          1,505
Brunswick Corp.                                       22,629          1,035
Carnival Corp.                                       153,519          7,260
Centex Corp.                                          30,476          1,538
Circuit City Stores, Inc. (f)                         49,439            758
Clear Channel
  Communications, Inc.                               144,165          4,494
Coach, Inc. (a)                                       46,600          1,977
Comcast Corp. (a)                                    546,967         15,446
Cooper Tire & Rubber Co. (f)                          18,637            376
Dana Corp.                                            37,349            661
Darden Restaurants, Inc.                              39,610            924
Delphi Corp. (f)                                     135,267          1,257
Dillard's, Inc. Class A (f)                           19,953            394
Dollar General Corp. (f)                              81,015          1,632
Dow Jones & Co., Inc. (f)                             20,626            838
Eastman Kodak Co. (f)                                 70,437          2,269
eBay, Inc. (a)                                       160,360         14,743
Family Dollar Stores, Inc. (f)                        41,968          1,137
Federated Department Stores, Inc.                     43,476          1,975
Ford Motor Co. (f)                                   443,955          6,238
Fortune Brands, Inc.                                  35,466          2,628
Gannett Co., Inc.                                     66,038          5,531
Gap, Inc.                                            217,930          4,075
General Motors Corp. (f)                             136,873          5,814
Genuine Parts Co.                                     42,493          1,631
Goodyear Tire & Rubber Co. (a) (f)                    44,442            477
Harley-Davidson, Inc.                                 71,438          4,246
Harrah's Entertainment, Inc. (f)                      27,933          1,480
Hasbro, Inc. (f)                                      43,987            827
Hilton Hotels Corp.                                   94,243          1,775
Home Depot, Inc.                                     536,457         21,029
International Game Technology                         85,752          3,083
Interpublic Group of Cos., Inc. (a)                  102,377          1,084
JC Penney & Co., Inc.                                 68,988          2,434
Johnson Controls, Inc.                                46,496          2,641
Jones Apparel Group, Inc.                             31,079          1,113
KB HOME (f)                                           11,631            983
Knight-Ridder, Inc.                                   19,491          1,276
Kohl's Corp. (a)                                      82,510          3,976
Leggett & Platt, Inc.                                 46,354          1,302
Limited Brands                                       115,356          2,571
Liz Claiborne, Inc.                                   27,641          1,043
Lowe's Cos., Inc.                                    191,723         10,420
Marriot International, Inc.
  Class A                                             54,939          2,855
Mattel, Inc.                                         104,845          1,901
May Department Stores Co.                             70,467          1,806
Maytag Corp. (f)                                      19,829            364
McDonald's Corp.                                     307,053          8,607
McGraw-Hill, Inc.                                     46,413          3,699
Meredith Corp.                                        12,647            650
New York Times Co. Class A                            35,745          1,398
Newell Rubbermaid, Inc. (f)                           67,021          1,343
NIKE, Inc. Class B                                    63,913          5,036
Nordstrom, Inc.                                       33,438          1,279
Office Depot, Inc. (a)                                76,570          1,151
Omnicom Group, Inc.                                   46,217          3,377
Pulte Homes, Inc.                                     31,136          1,911
Radioshack Corp.                                      38,253          1,096
Reebok International, Ltd. (f)                        14,871            546
Reynolds American, Inc. (f)                           36,840          2,507
Sears Roebuck & Co. (f)                               52,254          2,082
Sherwin-Williams Co.                                  35,570          1,564
Snap-On, Inc.                                         14,748            406
Stanley Works (f)                                     20,232            860
Staples, Inc.                                        121,650          3,628
Starbucks Corp. (a)                                   95,926          4,361
Starwood Hotels & Resorts
  Worldwide, Inc. Class B                             50,512          2,345
Target Corp.                                         222,757         10,080
Tiffany & Co.                                         35,368          1,087
Time Warner, Inc. (a)                              1,112,147         17,950
TJX Cos., Inc.                                       120,313          2,652
Toys "R" Us, Inc. (a) (f)                             54,169            961
Tribune Co.                                           79,855          3,286
Univision Communications, Inc.
  Class A (a)                                         79,518          2,514
V.F. Corp.                                            27,288          1,349
Viacom, Inc. Class B                                 422,589         14,182
Visteon Corp. (f)                                     31,253            250
Walt Disney Co.                                      500,573         11,288
Wendy's International, Inc. (f)                       28,567            960
Whirlpool Corp.                                       16,866          1,013
Yum! Brands, Inc.                                     70,222          2,855
                                                                 ----------
                                                                    283,188
                                                                 ----------
CONSUMER STAPLES - 10.3%
Adolph Coors Co. Class B (f)                           9,244            628
Alberto Culver Co. Class B                            22,258            968
Albertson's, Inc. (f)                                 89,913          2,152
Altria Group, Inc.                                   500,164         23,528
Anheuser-Busch Cos., Inc.                            196,167          9,798
Archer-Daniels-Midland Co.                           159,767          2,713
Avon Products, Inc.                                  114,348          4,995
Brown-Forman Corp. Class B                            29,382          1,346
Campbell Soup Co.                                    100,983          2,655
Clorox Co.                                            52,110          2,777
Coca-Cola Co.                                        594,135         23,795
Coca-Cola Enterprises, Inc.                          114,000          2,155
Colgate-Palmolive Co.                                129,035          5,830
ConAgra Foods, Inc.                                  129,146          3,320
Costco Wholesale Corp.                               111,151          4,619
CVS Corp.                                             97,592          4,112
General Mills, Inc.                                   91,464          4,107
Gillette Co.                                         244,744         10,216
H.J. Heinz Co.                                        85,520          3,080
Hershey Foods Corp.                                   60,208          2,812

STATE STREET EQUITY 500 INDEX PORTFOLIO
PORTFOLIO OF INVESTMENTS - (CONTINUED)
SEPTEMBER 30, 2004 (UNAUDITED)

                                                                   MARKET
                                                                   VALUE
                                                     SHARES        (000)
                                                     ------        -----
CONSUMER STAPLES - (CONTINUED)
Kellogg Co.                                          100,229     $    4,276
Kimberly-Clark Corp.                                 121,664          7,858
Kroger Co. (a)                                       181,522          2,817
McCormick & Co., Inc. (f)                             33,800          1,161
Pepsi Bottling Group, Inc.                            62,153          1,687
PepsiCo, Inc.                                        413,910         20,137
Procter & Gamble Co.                                 621,222         33,620
Safeway, Inc. (a)                                    109,493          2,114
Sara Lee Corp.                                       193,217          4,417
SuperValu, Inc.                                       33,960            936
Sysco Corp. (f)                                      154,881          4,634
UST Corp.                                             40,947          1,648
Wal-Mart Stores, Inc.                              1,036,728         55,154
Walgreen Co.                                         249,910          8,954
Winn-Dixie Stores, Inc. (f)                           38,510            119
Wrigley Wm., Jr. Co.                                  55,216          3,496
                                                                 ----------
                                                                    268,634
                                                                 ----------
ENERGY - 7.0%
Amerada Hess Corp. (f)                                21,802          1,940
Anadarko Petroleum Corp.                              61,254          4,065
Apache Corp.                                          79,930          4,005
Ashland, Inc.                                         17,080            958
Baker Hughes, Inc.                                    80,880          3,536
BJ Services Co.                                       38,955          2,042
Burlington Resources, Inc.                            96,456          3,935
ChevronTexaco Corp.                                  521,994         28,000
ConocoPhillips                                       167,241         13,856
Devon Energy Corp.                                    58,661          4,166
EOG Resources, Inc.                                   28,684          1,889
ExxonMobil Corp.                                   1,589,702         76,830
Halliburton Co.                                      107,986          3,638
Kerr-McGee Corp.                                      36,236          2,075
Marathon Oil Corp.                                    84,434          3,485
Nabors Industries, Ltd. (a)                           36,515          1,729
Noble Corp. (a)                                       33,123          1,489
Occidental Petroleum Corp.                            94,723          5,298
Rowan Cos., Inc. (a) (f)                              26,139            690
Schlumberger, Ltd.                                   143,707          9,673
Sunoco, Inc. (f)                                      18,228          1,348
Transocean, Inc. (a) (f)                              79,095          2,830
Unocal Corp.                                          64,988          2,794
Valero Energy Corp.                                   31,200          2,503
                                                                 ----------
                                                                    182,774
                                                                 ----------
FINANCIALS - 20.2%
ACE, Ltd.                                             69,255          2,774
AFLAC, Inc.                                          124,316          4,874
Allstate Corp.                                       170,507          8,183
Ambac Financial Group, Inc.                           26,447          2,114
American Express Co.                                 311,673         16,039
American International
  Group, Inc.                                        636,183         43,254
AmSouth Bancorp (f)                                   86,819          2,118
AON Corp.                                             76,323          2,194
Apartment Investment &
  Management Co. Class A                              23,800            828
Bank of America Corp.                                994,600         43,096
Bank of New York Co., Inc.                           188,479          5,498
BB&T Corp. (f)                                       135,918          5,395
Bear Stearns Cos., Inc.                               25,799          2,481
Capital One Financial Corp.                           58,615          4,332
Charles Schwab Corp.                                 335,393          3,082
Chubb Corp.                                           46,339          3,257
Cincinnati Financial Corp.                            41,600          1,715
Citigroup, Inc.                                    1,265,871         55,850
Comerica, Inc.                                        42,332          2,512
Countrywide Financial Corp.                          136,486          5,376
E*Trade Financial Corp. (a)                           89,800          1,026
Equity Office Properties Trust                        97,941          2,669
Equity Residential                                    68,807          2,133
Fannie Mae (f)                                       236,329         14,983
Federal Home Loan
  Mortgage Corp.                                     167,946         10,957
Federated Investors, Inc.
  Class B                                             27,400            779
Fifth Third Bancorp                                  136,500          6,719
First Horizon National Corp. (f)                      30,917          1,341
Franklin Resources, Inc.                              60,744          3,387
Golden West Financial Corp.                           36,911          4,095
Goldman Sachs Group, Inc.                            117,700         10,974
Hartford Financial Services
  Group, Inc.                                         70,688          4,378
Huntington Bancshares, Inc. (f)                       55,454          1,381
J.P. Morgan Chase & Co.                              869,119         34,530
Janus Capital Group, Inc. (f)                         60,619            825
Jefferson-Pilot Corp.                                 34,360          1,706
KeyCorp                                               99,809          3,154
Lehman Brothers Holdings, Inc.                        67,118          5,351
Lincoln National Corp.                                44,031          2,070
Loews Corp.                                           45,014          2,633
M & T Bank Corp.                                      29,000          2,775
Marsh & McLennan Cos., Inc.                          126,836          5,804
Marshall & Ilsley Corp.                               53,792          2,168
MBIA, Inc.                                            35,658          2,076
MBNA Corp.                                           310,002          7,812
Mellon Financial Corp.                               103,223          2,858
Merrill Lynch & Co., Inc.                            229,527         11,412
MetLife, Inc.                                        183,307          7,085
MGIC Investment Corp. (f)                             24,362          1,621
Moody's Corp. (f)                                     36,865          2,700
Morgan Stanley                                       268,143         13,219
National City Corp. (f)                              164,291          6,345
North Fork Bancorp, Inc. (f)                          76,190          3,387
Northern Trust Corp.                                  53,840          2,197
Plum Creek Timber Co., Inc.                           44,280          1,551
PNC Financial Services
  Group, Inc.                                         68,947          3,730
Principal Financial Group, Inc.                       78,050          2,808
Progressive Corp.                                     53,147          4,504
ProLogis                                              44,600          1,572
Providian Financial Corp. (a)                         71,573          1,112
Prudential Financial, Inc.                           127,500          5,998
Regions Financial Corp.                              112,709          3,726

STATE STREET EQUITY 500 INDEX PORTFOLIO
PORTFOLIO OF INVESTMENTS - (CONTINUED)
SEPTEMBER 30, 2004 (UNAUDITED)

                                                                   MARKET
                                                                   VALUE
                                                    SHARES         (000)
                                                   ---------     ----------
FINANCIALS - (CONTINUED)
SAFECO Corp. (f)                                      33,864     $    1,546
Simon Property Group, Inc.                            50,463          2,706
SLM Corp.                                            107,342          4,787
SouthTrust Corp.                                      81,079          3,378
Sovereign Bancorp, Inc.                               83,800          1,829
St. Paul Travelers Cos., Inc.                        161,625          5,343
State Street Corp. (g)                                82,525          3,525
SunTrust Banks, Inc. (f)                              87,572          6,166
Synovus Financial Corp.                               74,604          1,951
T. Rowe Price Group, Inc. (f)                         31,490          1,604
Torchmark Corp. (f)                                   27,376          1,456
U.S. Bancorp                                         462,261         13,359
UnumProvident Corp. (f)                               72,835          1,143
Wachovia Corp.                                       320,726         15,058
Washington Mutual, Inc.                              209,913          8,203
Wells Fargo Co.                                      411,611         24,544
XL Capital, Ltd. Class A                              33,932          2,511
Zions Bancorp                                         21,919          1,338
                                                                 ----------
                                                                    526,970
                                                                 ----------
HEALTH CARE - 12.6%
Abbott Laboratories                                  380,467         16,116
Aetna, Inc.                                           37,032          3,701
Allergan, Inc.                                        32,291          2,343
AmerisourceBergen Corp. (f)                           27,116          1,456
Amgen, Inc. (a)                                      310,175         17,581
Anthem, Inc. (a) (f)                                  34,100          2,975
Applera Corp. - Applied
  Biosystems Group (f)                                50,167            947
Bausch & Lomb, Inc.                                   13,225            879
Baxter International, Inc.                           148,426          4,773
Becton, Dickinson & Co.                               61,529          3,181
Biogen Idec, Inc. (a)                                 82,273          5,033
Biomet, Inc.                                          61,741          2,894
Boston Scientific Corp. (a)                          203,696          8,093
Bristol-Myers Squibb Co.                             474,217         11,225
C.R. Bard, Inc.                                       25,194          1,427
Cardinal Health, Inc.                                104,266          4,564
Caremark Rx, Inc. (a)                                111,808          3,586
Chiron Corp. (a)                                      45,844          2,026
CIGNA Corp.                                           34,589          2,408
Eli Lilly & Co.                                      275,497         16,543
Express Scripts, Inc. (a) (f)                         19,100          1,248
Forest Laboratories, Inc. (a)                         89,406          4,021
Genzyme Corp. (a)                                     55,005          2,993
Gilead Sciences, Inc. (a)                            105,400          3,940
Guidant Corp.                                         75,964          5,017
HCA, Inc.                                            117,559          4,485
Health Management Associates,
  Inc. Class A                                        60,598          1,238
Hospira, Inc. (a)                                     38,336          1,173
Humana, Inc. (a)                                      40,925            818
IMS Health, Inc.                                      56,781          1,358
Johnson & Johnson                                    724,046         40,785
King Pharmaceuticals, Inc. (a)                        60,932            727
Manor Care, Inc.                                      21,851            655
McKesson Corp.                                        72,031          1,847
Medco Health Solutions, Inc. (a)                      65,672          2,029
MedImmune, Inc. (a)                                   61,165          1,450
Medtronic, Inc.                                      295,702         15,347
Merck & Co., Inc.                                    542,003         17,886
Millipore Corp. (a)                                   11,928            571
Mylan Laboratories Inc. (f)                           65,600          1,181
Pfizer, Inc.                                       1,845,074         56,459
Quest Diagnostics Inc.                                25,400          2,241
Schering-Plough Corp.                                356,924          6,803
St. Jude Medical, Inc. (a)                            43,097          3,244
Stryker Corp.                                         97,808          4,703
Tenet Healthcare Corp. (a)                           112,409          1,213
UnitedHealth Group, Inc.                             162,884         12,011
Watson Pharmaceuticals, Inc. (a)                      26,503            781
WellPoint Health Networks, Inc. (a)                   37,589          3,950
Wyeth                                                325,231         12,164
Zimmer Holdings, Inc. (a)                             59,620          4,712
                                                                 ----------
                                                                    328,801
                                                                 ----------
INDUSTRIALS - 11.3%
3M Co.                                               190,784         15,257
Allied Waste Industries, Inc. (a) (f)                 77,967            690
American Power
  Conversion Corp.                                    50,067            871
American Standard Cos., Inc. (a)                      52,021          2,024
Apollo Group, Inc. (a)                                47,375          3,476
Avery Dennison Corp.                                  27,070          1,781
Boeing Co.                                           205,645         10,615
Burlington Northern
  Santa Fe Corp.                                      91,150          3,492
Caterpillar, Inc.                                     82,885          6,668
Cendant Corp.                                        257,922          5,571
Cintas Corp.                                          41,482          1,744
Cooper Industries, Ltd.                               22,421          1,323
Crane Co. (f)                                         15,002            434
CSX Corp.                                             52,824          1,754
Cummins, Inc. (f)                                     10,673            789
Danaher Corp.                                         74,426          3,817
Deere & Co.                                           60,741          3,921
Delta Air Lines, Inc. (a) (f)                         31,293            103
Deluxe Corp. (f)                                      12,720            522
Dover Corp.                                           50,213          1,952
Eaton Corp.                                           36,478          2,313
Emerson Electric Co.                                 102,335          6,333
Equifax, Inc.                                         34,069            898
FedEx Corp.                                           72,446          6,208
Fluor Corp. (f)                                       20,406            908
General Dynamics Corp.                                48,206          4,922
General Electric Co. (e)                           2,580,023         86,637
Goodrich Co. (f)                                      29,755            933
H&R Block, Inc. (f)                                   42,310          2,091
Honeywell International, Inc.                        208,342          7,471
Illinois Tool Works, Inc.                             73,864          6,882
Ingersoll-Rand Co. Class A                            42,150          2,865
ITT Industries, Inc.                                  22,602          1,808
Lockheed Martin Corp.                                108,771          6,067
Masco Corp.                                          107,074          3,697
Monster Worldwide, Inc. (a)                           28,492            702

STATE STREET EQUITY 500 INDEX PORTFOLIO
PORTFOLIO OF INVESTMENTS - (CONTINUED)
SEPTEMBER 30, 2004 (UNAUDITED)

                                                                   MARKET
                                                                    VALUE
                                                    SHARES          (000)
                                                    ------          -----
INDUSTRIALS - (CONTINUED)
Navistar International
  Corp. (a) (f)                                       17,380     $      646
Norfolk Southern Corp.                                95,861          2,851
Northrop Grumman Corp.                                86,978          4,639
PACCAR, Inc.                                          43,070          2,977
Pall Corp.                                            31,474            770
Parker-Hannifin Corp.                                 29,023          1,708
Pitney Bowes, Inc.                                    56,039          2,471
Power-One, Inc. (a) (f)                               21,100            137
R.R. Donnelley & Sons Co.                             53,260          1,668
Raytheon Co.                                         108,314          4,114
Robert Half International, Inc.                       42,214          1,088
Rockwell Automation, Inc.                             44,720          1,731
Rockwell Collins, Inc.                                43,319          1,609
Ryder Systems, Inc. (f)                               15,780            742
Southwest Airlines Co.                               194,140          2,644
Textron, Inc.                                         33,675          2,164
Tyco International, Ltd.                             489,148         14,997
Union Pacific Corp.                                   63,340          3,712
United Parcel Service, Inc.
  Class B                                            274,900         20,870
United Technologies Corp.                            125,357         11,706
W.W. Grainger, Inc.                                   22,309          1,286
Waste Management, Inc.                               140,379          3,838
                                                                 ----------
                                                                    295,907
                                                                 ----------
INFORMATION TECHNOLOGY - 15.5%
ADC Telecommunications,
  Inc. (a) (f)                                       211,127            382
Adobe Systems, Inc.                                   58,371          2,888
Advanced Micro
  Devices, Inc. (a) (f)                               87,384          1,136
Affiliated Computer
  Services, Inc. (a) (f)                              33,300          1,854
Agilent Technologies, Inc. (a)                       118,327          2,552
Altera Corp. (a)                                      90,478          1,771
Analog Devices, Inc.                                  91,361          3,543
Andrew Corp. (a) (f)                                  38,827            475
Apple Computer, Inc. (a)                              92,946          3,602
Applied Materials, Inc. (a)                          408,761          6,740
Applied Micro Circuits
  Corp. (a) (f)                                       77,142            241
Autodesk, Inc.                                        28,215          1,372
Automatic Data Processing, Inc.                      143,138          5,914
Avaya, Inc. (a)                                      110,415          1,539
BMC Software, Inc. (a)                                52,736            834
Broadcom Corp. (a)                                    76,246          2,081
CIENA Corp. (a)                                      142,888            283
Cisco Systems, Inc. (a)                            1,649,159         29,850
Citrix Systems, Inc. (a)                              41,653            730
Computer Associates
  International, Inc.                                142,144          3,738
Computer Sciences Corp. (a)                           46,082          2,170
Compuware Corp. (a)                                   95,257            491
Comverse Technology, Inc. (a)                         47,238            890
Convergys Corp. (a)                                   36,005            484
Corning, Inc. (a)                                    334,985          3,712
Dell, Inc. (a)                                       610,091         21,719
Electronic Arts, Inc. (a)                             74,000          3,403
Electronic Data Systems
  Corp. (f)                                          125,886          2,441
EMC Corp. (a)                                        592,541          6,838
First Data Corp.                                     209,504          9,113
Fiserv, Inc. (a)                                      47,647          1,661
Fisher Scientific
  International, Inc. (a)                             28,000          1,633
Gateway, Inc. (a) (f)                                 93,965            465
Hewlett-Packard Co.                                  743,819         13,947
Intel Corp.                                        1,567,603         31,446
International Business
  Machines Corp.                                     409,318         35,095
Intuit, Inc. (a)                                      47,051          2,136
Jabil Circuit, Inc. (a)                               49,313          1,134
JDS Uniphase Corp. (a) (f)                           353,919          1,193
KLA-Tencor Corp. (a)                                  48,164          1,998
Lexmark International Group,
  Inc. Class A (a)                                    31,502          2,646
Linear Technology Corp.                               75,675          2,742
LSI Logic Corp. (a) (f)                               96,135            414
Lucent Technologies, Inc. (a) (f)                  1,053,172          3,339
Maxim Integrated Products, Inc.                       79,156          3,348
Mercury Interactive Corp. (a)                         22,148            773
Micron Technology, Inc. (a) (f)                      150,032          1,805
Microsoft Corp. (e)                                2,656,804         73,461
Molex, Inc. (f)                                       45,510          1,357
Motorola, Inc.                                       571,798         10,315
National Semiconductor Corp.                          89,418          1,385
NCR Corp. (a)                                         22,792          1,130
Network Appliance, Inc. (a)                           85,267          1,961
Novell, Inc. (a)                                      93,442            590
Novellus Systems, Inc. (a)                            36,669            975
NVIDIA Corp. (a) (f)                                  39,751            577
Oracle Corp. (a)                                   1,267,138         14,293
Parametric Technology
  Corp. (a) (f)                                       63,641            336
Paychex, Inc.                                         91,727          2,766
PeopleSoft, Inc. (a)                                  88,323          1,753
PerkinElmer, Inc.                                     32,157            554
PMC-Sierra, Inc. (a) (f)                              41,124            362
QLogic Corp. (a) (f)                                  23,845            706
QUALCOMM, Inc.                                       395,278         15,432
Sabre Holdings Corp. Class A (f)                      34,324            842
Sanmina-SCI Corp. (a)                                127,858            901
Scientific-Atlanta, Inc.                              38,368            995
Siebel Systems, Inc. (a)                             125,358            945
Solectron Corp. (a)                                  238,314          1,180
Sun Microsystems, Inc. (a) (f)                       817,388          3,302
SunGard Data Systems, Inc. (a)                        72,050          1,713
Symantec Corp. (a)                                    76,600          4,204
Symbol Technologies, Inc.                             58,485            739
Tektronix, Inc.                                       21,029            699
Tellabs, Inc. (a) (f)                                104,775            963
Teradyne, Inc. (a) (f)                                48,392            648
Texas Instruments, Inc.                              422,203          8,984
Thermo Electron Corp. (a)                             41,129          1,111
Unisys Corp. (a)                                      83,479            862

STATE STREET EQUITY 500 INDEX PORTFOLIO
PORTFOLIO OF INVESTMENTS - (CONTINUED)
SEPTEMBER 30, 2004 (UNAUDITED)

                                                                   MARKET
                                                                   VALUE
                                                     SHARES        (000)
                                                   ---------     ----------
INFORMATION TECHNOLOGY - (CONTINUED)
VERITAS Software Corp. (a)                           104,683     $    1,863
Waters Corp. (a)                                      29,357          1,295
Xerox Corp. (a) (f)                                  196,242          2,763
Xilinx, Inc.                                          85,504          2,309
Yahoo!, Inc. (a)                                     328,480         11,139
                                                                    -------
                                                                    403,971
                                                                    -------
MATERIALS - 3.1%
Air Products & Chemicals, Inc.                        55,889          3,039
Alcoa, Inc.                                          210,846          7,082
Allegheny Technologies, Inc. (f)                      22,329            408
Ball Corp.                                            27,670          1,036
Bemis Co., Inc.                                       26,928            716
Boise Cascade Corp.                                   21,519            716
Dow Chemical Co.                                     228,299         10,315
E.I. Du Pont de Nemours & Co.                        243,939         10,441
Eastman Chemical Co.                                  18,962            902
Ecolab, Inc.                                          63,626          2,000
Engelhard Corp.                                       29,830            846
Freeport-McMoRan Copper &
  Gold, Inc. Class B                                  43,114          1,746
Georgia-Pacific Group                                 62,740          2,255
Great Lakes Chemical Corp. (f)                        12,803            328
Hercules, Inc. (a)                                    28,098            400
International Flavors &
  Fragrances, Inc.                                    23,704            905
International Paper Co.                              117,556          4,750
Louisiana-Pacific Corp. (f)                           26,459            687
MeadWestvaco Corp.                                    48,688          1,553
Monsanto Co.                                          64,446          2,347
Newmont Mining Corp.                                 108,142          4,924
Nucor Corp. (f)                                       19,102          1,745
Pactiv Corp. (a)                                      36,164            841
Phelps Dodge Corp. (f)                                22,605          2,080
PPG Industries, Inc.                                  42,190          2,585
Praxair, Inc.                                         79,820          3,412
Rohm & Haas Co.                                       55,096          2,367
Sealed Air Corp. (a)                                  20,836            966
Sigma-Aldrich Corp.                                   16,993            986
Temple-Inland, Inc.                                   13,714            921
United States Steel Corp.                             27,702          1,042
Vulcan Materials Co. (f)                              25,496          1,299
Weyerhaeuser Co.                                      58,924          3,917
Worthington Industries, Inc. (f)                      21,829            466
                                                                 ----------
                                                                     80,023
                                                                 ----------
TELECOMMUNICATION SERVICES -3.6%
ALLTEL Corp.                                          75,098          4,124
AT&T Corp. (f)                                       195,147          2,794
AT&T Wireless Services, Inc. (a)                     665,238          9,832
BellSouth Corp.                                      447,428         12,134
CenturyTel, Inc.                                      34,508          1,182
Citizens Communications Co.                           79,877          1,070
Nextel Communications, Inc.
  Class A (a)                                        269,036          6,414
Qwest Communications
  International, Inc. (a)                            442,622          1,474
SBC Communications, Inc.                             807,804         20,962
Sprint Corp. (Fon Group)                             354,923          7,145
Verizon Communications, Inc.                         675,698         26,609
                                                                 ----------
                                                                     93,740
                                                                 ----------
UTILITIES - 3.0%
AES Corp. (a)                                        153,414          1,533
Allegheny Energy, Inc. (a) (f)                        31,899            509
Ameren Corp.                                          47,142          2,176
American Electric Power Co., Inc.                     96,054          3,070
Calpine Corp. (a) (f)                                104,452            303
CenterPoint Energy, Inc. (f)                          77,193            800
Cinergy Corp. (f)                                     43,558          1,725
CMS Energy Corp. (a) (f)                              38,505            367
Consolidated Edison, Inc.                             59,222          2,490
Constellation Energy Group, Inc.                      40,903          1,630
Dominion Resources, Inc. (f)                          79,087          5,160
DTE Energy Co. (f)                                    42,546          1,795
Duke Energy Corp.                                    221,577          5,072
Dynegy Inc. Class A (a) (f)                           94,930            474
Edison International (f)                              80,062          2,122
El Paso Corp. (f)                                    157,494          1,447
Entergy Corp.                                         56,343          3,415
Exelon Corp.                                         160,178          5,877
FirstEnergy Corp.                                     81,012          3,328
FPL Group, Inc.                                       45,389          3,101
KeySpan Corp. (f)                                     38,706          1,517
Kinder Morgan, Inc.                                   30,038          1,887
Nicor, Inc. (f)                                       11,213            412
NiSource, Inc.                                        64,767          1,361
Peoples Energy Corp. (f)                               9,331            389
PG&E Corp. (a)                                       101,723          3,092
Pinnacle West Capital Corp.                           23,081            958
PPL Corp.                                             46,068          2,173
Progress Energy, Inc.                                 60,608          2,566
Public Service Enterprise
  Group, Inc.                                         58,022          2,472
Sempra Energy                                         56,189          2,033
Southern Co. (f)                                     178,658          5,356
TECO Energy, Inc. (f)                                 47,476            642
TXU Corp.                                             74,248          3,558
Williams Cos., Inc. (f)                              127,137          1,538
Xcel Energy, Inc. (f)                                 96,597          1,673
                                                                 ----------
                                                                     78,021
                                                                 ----------
TOTAL COMMON STOCKS
(cost $2,142,778,215)                                             2,542,029
                                                                 ----------

STATE STREET EQUITY 500 INDEX PORTFOLIO
PORTFOLIO OF INVESTMENTS - (CONTINUED)
SEPTEMBER 30, 2004 (UNAUDITED)

                                                      PAR          MARKET
                                                    AMOUNT         VALUE
                                                     (000)         (000)
                                                     -----         -----
U.S. GOVERNMENT SECURITIES - 0.1%
United States Treasury Bill (b) (c)
  1.60% due 12/09/04                              $    3,824     $    3,812
                                                                 ----------
TOTAL U.S. GOVERNMENT SECURITIES
(cost $3,812,273)                                                     3,812
                                                                 ----------

                                                    Shares
                                                     (000)
                                                     -----
SHORT TERM INVESTMENTS - 7.5%
AIM Short Term Investment
  Prime Portfolio                                     61,856         61,856
Federated Money Market
  Obligations Trust                                      485            485
State Street Navigator Securities
  Lending Prime Portfolio (d) (g)                    131,919        131,919
                                                                 ----------
TOTAL SHORT TERM INVESTMENTS
(cost $194,260,045)                                                 194,260
                                                                 ----------
TOTAL INVESTMENTS - 105.1%
(identified cost
$2,340,850,533) (h) (i)                                           2,740,101
LIABILITIES IN EXCESS OF
  OTHER ASSETS - (5.1)%                                            (131,904)
                                                                 ----------
NET ASSETS - 100%                                                $2,608,197
                                                                 ==========

(a)      Non-income producing security.

(b) Security held as collateral in relation to initial margin requirements on futures contracts.

(c)      Rate represents annualized yield at date of purchase.

(d) Security represents investment made with cash collateral received from securities loaned.

(e) All or a portion of these securities have been pledged to cover collateral requirements for open futures contracts.

(f) All or a portion of these securities were on loan at September 30, 2004.

(g)      Affiliated Issuer. See table below for more information.

                                    Number of    Shares Purchased        Shares Sold       Number of
 Security                          Shares held  For the Nine months  For the Nine months  Shares held
Description                        at 12/31/03    Ended 09/30/04      Ended 09/30/04      at 09/30/04
-----------                        -----------  ------------------- --------------------  -----------
State Street Corp.                      84,525            3,400                5,400           82,525
State Street Navigator Securities
Lending Prime Portfolio             71,146,646      654,123,865          593,351,707      131,918,804

                                                         Realized Gain on
                                      Income Earned     shares sold during
 Security                          For the Nine months   the Nine months
Description                          Ended 09/30/04       ended 09/30/04
-----------                        -------------------  ------------------
State Street Corp.                 $            38,614  $           36,840
State Street Navigator Securities
Lending Prime Portfolio            $            58,379                   -

(h) Cost of investments shown approximates cost for federal income tax purposes. Gross unrealized appreciation of investments and gross unrealized depreciation of investments at September 30, 2004 was $616,535,930 and $217,285,521, respectively, resulting in net unrealized appreciation of investments of $399,250,409.

(i) Security valuation: The Portfolio's investments are valued each business day by independent pricing services. Equity securities for which market quotations are available are valued at the last sale price or official closing price (closing bid price if no sale has occurred) on the primary market or exchange on which they trade. Investments in other mutual funds are valued at the net asset value per share. Fixed-income securities and options are valued on the basis of the closing bid price. Futures contracts are valued on the basis of the last sale price. Money market instruments maturing within 60 days of the valuation date are valued at amortized cost, a method by which each money market instrument is initially valued at cost, and thereafter a constant accretion or amortization of any discount or premium is recorded until maturity of the security. The Portfolio may value securities for which market quotations are not readily available at "fair value," as determined in good faith pursuant to procedures established by the Board of Trustees.

                                                    Number       Unrealized
                                                      of        Depreciation
                                                   Contracts       (000)
                                                   ---------    ------------
SCHEDULE OF FUTURES CONTRACTS
S&P 500 Financial Futures
  Contracts (long) Expiration
  date 12/2004                                           229     $   (1,055)
                                                                 ----------
Total unrealized depreciation
  on open futures contracts
  purchased                                                      $   (1,055)
                                                                 ==========


The State Street Equity 500 Index Fund (the "Fund") of the State Street Institutional Investment Trust invests all of its investable assets in interests in the State Street Equity 500 Index Portfolio (the "Portfolio"). The value of the Fund's investment in the Portfolio reflects the Fund's proportionate interest in the net assets of the Portfolio (10.53% at September 30, 2004).

For information on the Portfolio's other significant accounting policies, please refer to the Portfolio's most recent semi-annual or annual financial statements.

                       STATE STREET MONEY MARKET PORTFOLIO
                            PORTFOLIO OF INVESTMENTS
                         SEPTEMBER 30, 2004 (UNAUDITED)

NAME OF ISSUER                                                                INTEREST      MATURITY      PRINCIPAL
AND TITLE OF ISSUE                                                              RATE          DATE          AMOUNT          VALUE
---------------------------------------------------------------------------   --------      --------     -----------     -----------
COMMERCIAL PAPER-- 23.11%
ABCP CREDIT ARBITRAGE -- 12.19%
  Giro Funding U.S. Corp.                                                        1.660%     11/15/04     $15,000,000     $14,968,875
  Grampian Funding Ltd.                                                          1.660%     11/16/04      15,000,000      14,968,183
                                                                                                                         -----------
                                                                                                                          29,937,058
BANK FOREIGN -- 4.05%
  Alliance & Leicester Plc                                                       1.860%     01/27/05      10,000,000       9,939,033
                                                                                                                         -----------

FINANCE NON-CAPTIVE CONSUMER -- 6.87%
  General Electric Capital Corp.                                                 1.850%     02/11/05      10,000,000       9,931,653
  General Electric Capital Corp.                                                 1.990%     03/09/05       7,000,000       6,938,476
                                                                                                                         -----------
                                                                                                                          16,870,129

TOTAL COMMERCIAL PAPER (cost - $56,746,220)                                                                               56,746,220

EURO CERTIFICATES OF DEPOSIT-- 12.22%
BANK FOREIGN -- 12.22%
  HBOS Treasury Services Plc                                                     1.660%     11/19/04      15,000,000      15,000,000
  UniCredito Italiano SpA                                                        1.680%     11/19/04      15,000,000      15,000,000
                                                                                                                         -----------
TOTAL EURO CERTIFICATES OF DEPOSIT (cost - $30,000,000)                                                                   30,000,000

YANKEE CERTIFICATES OF DEPOSIT-- 10.18%
BANK FOREIGN -- 10.18%
  Societe Generale                                                               1.820%     01/19/05      15,000,000      15,000,000
  UBS AG                                                                         1.950%     02/17/05      10,000,000      10,000,000
                                                                                                                         -----------
TOTAL YANKEE CERTIFICATES OF DEPOSIT (cost - $25,000,000)                                                                 25,000,000

BANK NOTES-- 6.11%
BANK DOMESTIC -- 6.11%
  U.S. Bank NA                                                                   1.920%     02/10/05      15,000,000      15,000,000
                                                                                                                         -----------
TOTAL BANK NOTES (cost - $15,000,000)                                                                                     15,000,000

MEDIUM TERM NOTES-- 11.45%
FINANCE CAPTIVE CONSUMER -- 5.34%
  American Honda Finance Corp. (a)                                               2.010%     12/09/04      13,100,000      13,104,665
FINANCE NON-CAPTIVE CONSUMER -- 6.11%
  American Express Credit Corp. (a)                                              1.911%     04/18/05      15,000,000      15,010,776
                                                                                                                         -----------
TOTAL MEDIUM TERM NOTES (cost - $28,115,441)                                                                              28,115,441

U.S. GOVERNMENT AGENCY OBLIGATIONS -- 10.15%
  Federal National Mortgage Association (a)                                      1.760%     09/09/05      15,000,000      14,993,640
  Federal National Mortgage Association Discount Notes                           1.830%     02/16/05      10,000,000       9,929,850
                                                                                                                         -----------
TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS (cost - $24,923,490)                                                             24,923,490

REPURCHASE AGREEMENTS -- 26.74%
  ABN AMRO Bank N.V. dated 09/30/04 (collateralized by
   Federal National Mortgage Association Discount Notes, 0.0% due
   11/24/04 valued at $40,800,438); proceeds
   $40,002,083                                                                   1.875%     10/01/04      40,000,000      40,000,000
  Merrill Lynch Tri Party Repo dated 09/30/04 (collateralized by various U.S.
   Government Obligations, 4.000%-16.250% due 10/01/04-10/01/34 valued at
   $26,187,116); proceeds $25,674,355                                            1.900%     10/01/04      25,673,000      25,673,000
                                                                                                                         -----------
TOTAL REPURCHASE AGREEMENTS (cost - $65,673,000)                                                                          65,673,000
                                                                                                                         -----------

                      STATE STREET MONEY MARKET PORTFOLIO
                             PORTFOLIO OF INVESTMENTS
                         SEPTEMBER 30, 2004 (UNAUDITED)

NAME OF ISSUER
AND TITLE OF ISSUE                                                             VALUE
-------------------                                                        -------------
TOTAL INVESTMENTS (COST - $245,458,151 WHICH APPROXIMATES
  COST FOR FEDERAL INCOME TAX PURPOSES)-- 99.96%                           $ 245,458,151
OTHER ASSETS LESS LIABILITIES -- 0.04%                                           104,103
                                                                           -------------
NET ASSETS-- 100.00%                                                       $ 245,562,254
                                                                           =============

(a) Floating Rate Note - Interest rate shown is rate in effect at September 30, 2004.


The State Street Institutional Liquid Reserves Fund (the "Fund") of the State Street Institutional Investment Trust invests all of its investable assets in interests in the State Street Money Market Portfolio (the "Portfolio"). The value of the Fund's investment in the Portfolio reflects the Fund's proportionate interest in the net assets of the Portfolio (99.99% at September 30, 2004).

Security Valuation: As permitted under Rule 2a-7 of the Investment Company Act of 1940, as amended, the Portfolio uses the amortized cost valuation method to value its portfolio instruments. The amortized cost valuation method initially prices an instrument at its cost and thereafter assumes a constant amortization to maturity of any discount or premium.

ITEM 2. CONTROLS AND PROCEDURES.

(a) The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended ("Investment Company Act") are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b) The registrant's principal executive officer and principal financial officer are aware of no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

STATE STREET INSTITUTIONAL INVESTMENT TRUST

By:   /s/ Donald A. Gignac
      -----------------------------
      Donald A. Gignac
      President

By:   /s/ Karen D. Gillogly
      -----------------------------
      Karen D. Gillogly
      Treasurer

Date: November 24, 2004

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:   /s/ Donald A. Gignac
      -----------------------------
      Donald A. Gignac
      President

By:   /s/ Karen D. Gillogly
      -----------------------------
      Karen D. Gillogly
      Treasurer

Date: November 24, 2004